Financial Instruments and Financial Risk Management (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Financial Instruments and Financial Risk Management [Abstract]
Percentage of fluctuation in foreign exchange rate	10.00%
Impact to net loss and comprehensive loss	$ 86,443